OPERATING LEASES - The Group as lessor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group as lessor
Lease term	20 years
Non-cancellable operating lease receivables	$ 3,638	$ 4,313	$ 3,563
Within one year
The Group as lessor
Non-cancellable operating lease receivables	224	195	196
In the second to fifth years inclusive
The Group as lessor
Non-cancellable operating lease receivables	896	780	782
More than five years
The Group as lessor
Non-cancellable operating lease receivables	$ 2,518	$ 3,338	$ 2,585